NATURE OF OPERATIONS (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended
	Jan. 30, 2023	May 31, 2022	Apr. 25, 2022	Dec. 31, 2023	Dec. 31, 2022
Nature Of Operations [Line Items]
Milestone payment		$ 3,500	$ 3,500
Accumulated deficit				$ 220,303	$ 193,065
PellePharm, Inc. [Member] | Asset purchase agreement [Member]
Nature Of Operations [Line Items]
Upfront payment paid	$ 4,000
Outstanding principal amount	700
PellePharm, Inc. [Member] | Development and NDA acceptance milestones [Member] | Asset purchase agreement [Member]
Nature Of Operations [Line Items]
Milestone payment	6,000
PellePharm, Inc. [Member] | Commercial milestones [Member] | Asset purchase agreement [Member]
Nature Of Operations [Line Items]
Milestone payment	64,000
Increase in sales milestone amount due to sales exceed dollar 500 million	$ 89,000